Cash and cash equivalents (Details Narrative) - EUR (€)	Jan. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Minimum liquidity requirement	€ 50,000,000.0	€ 75,000,000.0
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Minimum liquidity requirement	€ 35,000,000.0